Employee benefit plans - Pension Investment Asset Allocation (Details) - Pension Plan	Dec. 31, 2024	Dec. 31, 2023
United States
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	100.00%	100.00%
United States | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	59.00%	62.00%
United States | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	36.00%	34.00%
United States | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	4.00%	3.00%
United States | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	1.00%	1.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	100.00%	100.00%
Foreign | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	75.00%	74.00%
Foreign | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	14.00%	13.00%
Foreign | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	9.00%	11.00%
Foreign | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	2.00%	2.00%